LVIP Delaware High Yield Fund
(Standard and Service Class)
Summary Prospectus
May 1, 2022

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.LincolnFinancial.com/lvip. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462). The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2022, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the LVIP Delaware High Yield Fund (the “Fund”) is to seek total return and, as a secondary objective, high current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.30%
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	0.76%	1.06%
Less Expense Reimbursement[1]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.74%	1.04%
1
Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.74% of the Fund’s average daily net assets for the Standard Class (and 1.04% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the two-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$76	$241	$420	$940
Service Class	$106	$335	$583	$1,292
LVIP Delaware High Yield Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Principal Investment Strategies
Delaware Investments Fund Advisers (“DIFA”) serves as the Fund’s sub-adviser. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited, which are affiliates of DIFA (collectively, the “Sub-Adviser”).
The Fund, under normal circumstances, will invest at least 80% of its assets in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as “high yield” bonds or “junk” bonds and involve greater risks than investment grade bonds. The Fund may also invest in unrated bonds that the Fund’s sub-adviser, Delaware Investments Fund Advisers (the “Subadviser”), a series of Macquarie Investment Management Business Trust, judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Fund may invest up to 40% of its assets in foreign securities; however, the Fund’s total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Fund’s assets, and investments in emerging market securities will be limited to 20% of the Fund’s assets. In selecting bonds for the portfolio, the Sub-Adviser evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
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Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
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Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
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Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
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Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
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Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
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IBOR Risk. The risk that potential changes related to the use of the London Interbank Offered Rate (“LIBOR”) or similar interbank offered rates (“IBORs”), such as the Euro Overnight Index Average (“EONIA”), could have adverse impacts on financial instruments that reference LIBOR or a similar rate.
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Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon
2LVIP Delaware High Yield Fund

bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.
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Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
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Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.
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Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Fund Performance
The Fund has adopted the historical performance of the Delaware VIP® High Yield Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
Historical performance for Standard Class and Service Class shares is based on the previous performance of Standard Class and Service Class, respectively, of the Predecessor Fund. Historical performance prior to May 1, 2021 had not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares, respectively, of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows historical performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	9.69%
Lowest Quarterly Return	Q1 2020	(12.01%)
LVIP Delaware High Yield Fund3

Average Annual Total Returns for periods ended 12/31/21

	1 year	5 years	10 years
LVIP Delaware High Yield Fund – Standard Class	4.92%	6.11%	6.20%
LVIP Delaware High Yield Fund – Service Class	4.59%	5.81%	5.90%
ICE BofA U.S. High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)	5.35%	6.08%	6.71%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (“LIAC”)
Investment Sub-Adviser: Delaware Investments Fund Advisers (“DIFA”)
Investment Sub-Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”)
Investment Sub-Sub-Adviser: Macquarie Investment Management Europe Limited (“MIMEL”)
Investment Sub-Sub-Adviser: Macquarie Investment Management Global Limited (“MIMGL”)
Portfolio Managers

DIFA Portfolio Managers	Company Title	Experience with Fund*
Adam H. Brown, CFA	Managing Director, Senior Portfolio Manager	Since November 2014
John P. McCarthy, CFA	Managing Director, Senior Portfolio Manager	Since December 2012
*
Reflects Portfolio Manager's experience with the Predecessor Fund
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, Contract owners are taxed only on underlying Fund amounts they withdraw from their variable accounts. Contract owners should consult their Contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Delaware High Yield Fund